STATEMENTS OF CASH FLOWS - USD ($)	12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014
Cash flows from operating activities:
Net income (loss)	$ 4,148,771	$ 1,764,877
Adjustments to reconcile net income (loss) to net cash used in operating activities
Share of income from operating limited partnerships	(2,120,803)	(2,331,584)
Changes in assets and liabilities
Accounts payable and accrued expenses	5,000	(36,800)
Accounts payable - affiliates	(3,566,927)	(1,715,077)
Other assets	0	1,200
Net cash used in operating activities	(1,533,959)	(2,317,384)
Cash flows from investing activities
Proceeds from disposition of operating limited partnerships	2,120,803	2,586,909	[1]
Net cash provided by investing activities	2,120,803	2,586,909
Cash flows from financing activities
Distributions paid to assignees	0	(198,635)
Net cash used in financing activities	0	(198,635)
INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	586,844	70,890
Cash and cash equivalents, beginning	1,095,990	1,025,100
Cash and cash equivalents, ending	1,682,834	1,095,990
Series Seven [Member]
Cash flows from operating activities:
Net income (loss)	0	0
Adjustments to reconcile net income (loss) to net cash used in operating activities
Share of income from operating limited partnerships	0	0
Changes in assets and liabilities
Accounts payable and accrued expenses	0	0
Accounts payable - affiliates	0	0
Other assets	0	0
Net cash used in operating activities	0	0
Cash flows from investing activities
Proceeds from disposition of operating limited partnerships	0	0	[1]
Net cash provided by investing activities	0	0
Cash flows from financing activities
Distributions paid to assignees	0	0
Net cash used in financing activities	0	0
INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	0	0
Cash and cash equivalents, beginning	0	0
Cash and cash equivalents, ending	0	0
Series Nine [Member]
Cash flows from operating activities:
Net income (loss)	(29,822)	(37,650)
Adjustments to reconcile net income (loss) to net cash used in operating activities
Share of income from operating limited partnerships	(78,000)	(81,372)
Changes in assets and liabilities
Accounts payable and accrued expenses	0	(25,900)
Accounts payable - affiliates	72,387	82,528
Other assets	0	0
Net cash used in operating activities	(35,435)	(62,394)
Cash flows from investing activities
Proceeds from disposition of operating limited partnerships	78,000	81,372	[1]
Net cash provided by investing activities	78,000	81,372
Cash flows from financing activities
Distributions paid to assignees	0	0
Net cash used in financing activities	0	0
INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	42,565	18,978
Cash and cash equivalents, beginning	120,474	101,496
Cash and cash equivalents, ending	163,039	120,474
Series Ten [Member]
Cash flows from operating activities:
Net income (loss)	344,687	174,126
Adjustments to reconcile net income (loss) to net cash used in operating activities
Share of income from operating limited partnerships	(420,731)	(250,276)
Changes in assets and liabilities
Accounts payable and accrued expenses	0	(5,000)
Accounts payable - affiliates	(285,273)	(245,472)
Other assets	0	0
Net cash used in operating activities	(361,317)	(326,622)
Cash flows from investing activities
Proceeds from disposition of operating limited partnerships	420,731	250,276	[1]
Net cash provided by investing activities	420,731	250,276
Cash flows from financing activities
Distributions paid to assignees	0	0
Net cash used in financing activities	0	0
INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	59,414	(76,346)
Cash and cash equivalents, beginning	146,318	222,664
Cash and cash equivalents, ending	205,732	146,318
Series Eleven [Member]
Cash flows from operating activities:
Net income (loss)	508,332	(95,260)
Adjustments to reconcile net income (loss) to net cash used in operating activities
Share of income from operating limited partnerships	(548,878)	(13,811)
Changes in assets and liabilities
Accounts payable and accrued expenses	0	0
Accounts payable - affiliates	(452,593)	(750)
Other assets	0	0
Net cash used in operating activities	(493,139)	(109,821)
Cash flows from investing activities
Proceeds from disposition of operating limited partnerships	548,878	115,336	[1]
Net cash provided by investing activities	548,878	115,336
Cash flows from financing activities
Distributions paid to assignees	0	0
Net cash used in financing activities	0	0
INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	55,739	5,515
Cash and cash equivalents, beginning	156,017	150,502
Cash and cash equivalents, ending	211,756	156,017
Series Twelve [Member]
Cash flows from operating activities:
Net income (loss)	(10,347)	693,634
Adjustments to reconcile net income (loss) to net cash used in operating activities
Share of income from operating limited partnerships	(69,513)	(784,434)
Changes in assets and liabilities
Accounts payable and accrued expenses	0	(7,500)
Accounts payable - affiliates	(126,844)	(571,704)
Other assets	0	0
Net cash used in operating activities	(206,704)	(670,004)
Cash flows from investing activities
Proceeds from disposition of operating limited partnerships	69,513	784,434	[1]
Net cash provided by investing activities	69,513	784,434
Cash flows from financing activities
Distributions paid to assignees	0	0
Net cash used in financing activities	0	0
INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	(137,191)	114,430
Cash and cash equivalents, beginning	297,212	182,782
Cash and cash equivalents, ending	160,021	297,212
Series Fourteen [Member]
Cash flows from operating activities:
Net income (loss)	3,335,921	1,030,027
Adjustments to reconcile net income (loss) to net cash used in operating activities
Share of income from operating limited partnerships	(1,003,681)	(1,201,691)
Changes in assets and liabilities
Accounts payable and accrued expenses	5,000	1,600
Accounts payable - affiliates	(2,774,604)	(979,679)
Other assets	0	1,200
Net cash used in operating activities	(437,364)	(1,148,543)
Cash flows from investing activities
Proceeds from disposition of operating limited partnerships	1,003,681	1,355,491	[1]
Net cash provided by investing activities	1,003,681	1,355,491
Cash flows from financing activities
Distributions paid to assignees	0	(198,635)
Net cash used in financing activities	0	(198,635)
INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	566,317	8,313
Cash and cash equivalents, beginning	375,969	367,656
Cash and cash equivalents, ending	$ 942,286	$ 375,969

[1]	Partnership proceeds from disposition include $101,525 and $153,800 recorded as a receivable as of March 31, 2013 for Series 11 and Series 14, respectively.